Goodwill - Impairment Testing (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 19,640	¥ 0
MINISO SG Pte. Ltd
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 19,640	¥ 0